GENERAL (Tables)	12 Months Ended
Dec. 31, 2017
GENERAL
Summary of licenses

License	License No.	Type of services	Grant date/latest renewal date
License of electronic money issuer	Bank Indonesia License No. 11/432/DASP	Electronic money	July 3, 2009
License of money remittance	Bank Indonesia License No. 11/23/bd/8	Money remittance service	August 5, 2009
License to operate network access point	331/KEP/DJPPI/ KOMINFO/09/2013	Network access point	September 24, 2013
License to operate internet telephone services for public purpose	127/KEP/DJPPI/ KOMINFO/3/2016	Internet telephone services for public purpose	March 30, 2016
License to operate fixed domestic long distance network	839/KEP/ M.KOMINFO/05/2016	Fixed domestic long distance and basic telephone services network	May 16, 2016
License to operate fixed closed network	844/KEP/ M.KOMINFO/05/2016	Fixed closed network	May 16, 2016
License to operate fixed international network	846/KEP/ M.KOMINFO/05/2016	Fixed international and basic telephone services network	May 16, 2016
License to operate circuit switched based local fixed line network	948/KEP/ M.KOMINFO/05/2016	Circuit switched based local fixed line network	May 31, 2016
License to operate data communication system services	191/KEP/DJPPI/ KOMINFO/10/2016	Data communication system services	October 31, 2016
License to operate internet service provider	2176/KEP/ M.KOMINFO/12/2016	Internet service provider	December 30, 2016
License to operate content service provider	1040/KEP/ M.KOMINFO/16/2017	Content service provider	May 16, 2017

Summary of Boards of Commissioners and Directors

	2016	2017
President Commissioner	Hendri Saparini	Hendri Saparini
Commissioner	Dolfie Othniel Fredric Palit	Rinaldi Firmansyah
Commissioner	Hadiyanto	Hadiyanto
Commissioner*	Pontas Tambunan	-
Independent Commissioner	Rinaldi Firmansyah	Margiyono Darsasumarja
Independent Commissioner	Margiyono Darsasumarja	Dolfie Othniel Fredric Palit
Independent Commissioner	Pamijati Pamela Johanna	Pamijati Pamela Johanna
Independent Commissioner	—	Cahyana Ahmadjayadi
President Director	Alex Janangkih Sinaga	Alex Janangkih Sinaga
Director of Finance	Harry Mozarta Zen	Harry Mozarta Zen
Director of Digital and Strategic Portfolio	Indra Utoyo	David Bangun
Director of Enterprise and Business Service	—	Dian Rachmawan
Director of Wholesale and International Service	Honesti Basyir	Abdus Somad Arief
Director of Human Capital Management	Herdy Rosadi Harman	Herdy Rosadi Harman
Director of Network, Information Technology and Solution	Abdus Somad Arief	Zulhelfi Abidin
Director of Consumer Service	Dian Rachmawan	Mas’ud Khamid

*Based on the Board of Directors’ decision dated April 21, 2017, Devy Wildasari Suradji as Commissioner was appointed to replaces Pontas Tambunan. On December 22, 2017, Devy Wildasari Suradji was appointed as Marketing Director of PT Angkasa Pura I based on SK-289/MBU/12/2017 hence her position as Commissioner of the Company was ended by law.

Summary of Audit Committee and Corporate Secretary

	2016	2017*
Chairman	Rinaldi Firmansyah	Margiyono Darsasumarja
Secretary	Tjatur Purwadi	Tjatur Purwadi
Member	Margiyono Darsasumarja	Rinaldi Firmansyah
Member	Dolfie Othniel Fredric Palit	Dolfie Othniel Fredric Palit
Member	Sarimin Mietra Sardi	Sarimin Mietra Sardi
Member	Pontas Tambunan	Cahyana Ahmadjayadi
Corporate Secretary	Andi Setiawan	Andi Setiawan

*The changes in the Audit Committee are based on the Board of Commissioners’ decision No. 05/KEP/DK/2017 dated April 28,2017.

Summary of direct subsidiaries

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2016	2017	2016	2017
PT Telekomunikasi Selular (“Telkomsel”), Jakarta, Indonesia	Telecommunication - provides telecommunication facilities and mobile cellular services using Global Systems for Mobile Communication (“GSM”) technology	1995	65	65	89,645	85,597
PT Dayamitra Telekomunikasi (“Dayamitra”), Jakarta, Indonesia	Telecommunication	1995	100	100	10,689	13,606
PT Multimedia Nusantara (“Metra”), Jakarta, Indonesia	Network telecommunication services and multimedia	1998	100	100	9,996	13,246
PT Telekomunikasi Indonesia International (“TII”), Jakarta, Indonesia	Telecommunication	1995	100	100	7,147	9,122
PT Telkom Akses (“Telkom Akses”), Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2013	100	100	5,098	5,716
PT Graha Sarana Duta (“GSD”), Jakarta, Indonesia	Leasing of offices and providing building management and maintenance services, civil consultant and developer	1982	100	100	4,328	5,633
PT PINS Indonesia (“PINS”), Jakarta, Indonesia	Telecommunication construction and services	1995	100	100	3,146	3,473
PT Infrastruktur Telekomunikasi Indonesia (“Telkom Infratel”), Jakarta, Indonesia	Construction, service and trade in the field of telecommunication	2014	100	100	1,015	1,871
PT Patra Telekomunikasi Indonesia (“Patrakom”), Jakarta, Indonesia	Telecommunication - provides satellite communication system, services and facilities	1996	100	100	471	574
PT Metra-Net (“Metranet”), Jakarta, Indonesia	Multimedia portal service	2009	100	100	370	524
PT Jalin Pembayaran Nusantara (“Jalin”),Jakarta, Indonesia	Payment services - principals, switching, clearing and settlement activities	2016	100	100	15	225
PT Napsindo Primatel Internasional (“Napsindo”), Jakarta, Indonesia	Telecommunication - provides Network Access Point ("NAP"), Voice Over Data ("VOD") and other related services	1999; ceased operations on January 13, 2006	60	60	5	5

Summary of indirect subsidiaries

		Year of start of
Subsidiary/place of		commercial	Percentage of ownership interest		Total assets before elimination
incorporation	Nature of business	operations	2016	2017	2016	2017
PT Sigma Cipta Caraka (“Sigma”), Tangerang, Indonesia	Information technology service - system implementation and integration service, outsourcing and software license maintenance	1988	100	100	4,278	6,050
Telekomunikasi Indonesia International Pte. Ltd., Singapore	Telecommunication	2008	100	100	2,566	3,048
PT Infomedia Nusantara (“Infomedia”), Jakarta, Indonesia	Data and information service - provides telecommunication information services and other information services in the form of print and electronic media and call center services	1984	100	100	1,853	2,115
PT Telkom Landmark Tower (“TLT”), Jakarta, Indonesia	Service for property development and management	2012	55	55	1,683	2,009
PT Metra Digital Media (“MD Media”), Jakarta, Indonesia	Directory information services	2013	100	100	684	1,106
PT Finnet Indonesia (“Finnet”), Jakarta, Indonesia	Information technology services	2006	60	60	629	907
TS Global Network Sdn. Bhd. (“TSGN”), Petaling Jaya, Malaysia	Satellite services	1996	—	49	—	815
Telekomunikasi Indonesia International Ltd., Hong Kong	Telecommunication	2010	100	100	441	710
PT Metra Digital Investama (“MDI”), Jakarta, Indonesia	Trading and/or providing service related to information and technology, multimedia, entertainment and investments	2013	100	100	331	658
Telekomunikasi Indonesia International S.A. (“TL”), Dili, Timor Leste	Telecommunication	2012	100	100	755	639
PT Nusantara Sukses Investasi (”NSI”), Jakarta, Indonesia	Service and trading	2014	100	100	227	300
PT Administrasi Medika (“Ad Medika”), Jakarta, Indonesia	Health insurance administration services	2002	100	100	204	273
PT Melon (“Melon”), Jakarta, Indonesia	Digital content exchange hub services	2010	100	100	178	231
PT Metraplasa (“Metraplasa”), Jakarta, Indonesia	Network and e-commerce services	2012	60	60	325	203
PT Graha Yasa Selaras (“GYS”), Jakarta, Indonesia	Tourism service	2012	51	51	174	178
PT Nutech Integrasi ("Nutech"), Jakarta, Indonesia	System integrator	2001	—	60	—	60
Telekomunikasi Indonesia International Inc. (“Telkom USA”), Los Angeles, USA	Telecommunication	2014	100	100	9	36
PT Satelit Multimedia Indonesia (“SMI”), Jakarta, Indonesia	Satellite services	2013	99.99	99.99	18	18
PT Nusantara Sukses Sarana (”NSS”), Jakarta, Indonesia	Building and hotel management services and other services	—	99.99	99.99	—	—
PT Nusantara Sukses Realti (”NSR”), Jakarta, Indonesia	Service and trading	—	99.99	99.99	—	—
PT Metra TV (“Metra TV”), Jakarta, Indonesia	Subscription - broadcasting services	2013	99.83	99.83	—	—

Schedule of fair values of identifiable assets and liabilities acquired at acquisition date

Total
Assets
Cash and cash equivalents	21
Trade receivables	18
Other current assets	57
Property and equipment (Note 10)	711
Other non-current assets	14
Liabilities
Current liabilities	(422)
Non-current liabilities	(140)
Fair value of identifiable net assets acquired	259
Fair value of non-controlling interest	(132)
Provisional goodwill (Note 12)	93
Fair value consideration transferred	220